Finance costs (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
	2024	2023
	USD	USD

Interest expenses on:
Hire purchase liabilities	594	1,111
Lease liabilities	42,250	45,497

	42,844	46,608

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Interest expenses on:
Hire purchase liabilities	1,022	-
Lease liabilities	16,119	12,885

	17,141	12,885

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
Shareholders loan	44,394	12,000
	44,394	12,000